JPMorgan International Equity Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE INDEX(Net Total Return) Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	18.94%	4.82%	6.90%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	23.87%	5.43%	7.05%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	25.86%	6.22%	7.74%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.98%	5.21%	7.02%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.57%	4.76%	6.23%